Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Exchange Rates [Line Items]
Balance sheet foreign currency	7.0288		7.1586
Profits and loss foreign currency	7.1048	7.1373